SEGMENT INFORMATION - MAJOR DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Sales	$ 1,412,262,000	$ 1,707,286,000		$ 1,818,180,000
Other Operating Income (expense)	4,486,000	2,612,000		15,686,000
EBITDA	161,247,000			184,750,000
Amortization and depreciation	(120,920,000)	(140,782,000)		(95,245,000)
OPERATING PROFIT	40,327,000	12,645,000		89,505,000
Net finance expense	(82,428,000)	(57,120,000)		(55,605,000)
Income tax	4,779,000	36,218,000		13,414,000
Profit (loss)	(46,880,000)	(80,693,000)		20,486,000
Restructuring costs				0
Asset impairments and Other				0
Adjusted Profit Before Interest Tax Depreciation Amortisation	161,247,000			184,750,000
Capital expenditure				89,885,000
Fixed assets	438,387,000	490,131,000
Allocated assets	1,176,123,000	1,304,611,000
Allocated liabilities	1,056,447,000			873,260,000
Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales	450,564,000
Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales	8,676,000
Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales	953,022,000
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales	234,662,000	232,809,000		240,859,000
Other Operating Income (expense)	(219,313,000)	(215,821,000)		(228,591,000)
EBITDA	15,349,000	16,987,000		12,268,000
Amortization and depreciation	(12,551,000)	(15,791,000)		(9,733,000)
OPERATING PROFIT	2,798,000	1,196,000		2,535,000
Net finance expense	(1,260,000)	(1,414,000)		(1,620,000)
Income tax	3,643,000	(21,960,000)		(893,000)
Restructuring costs	0	0		0
Site relocation expenses	5,980,000	4,832,000
Asset impairments and Other		0
Adjusted Profit Before Interest Tax Depreciation Amortisation	21,329,000	21,819,000		19,500,000
Capital expenditure	3,234,000	3,312,000		6,192,000
Fixed assets	47,759,000	48,712,000		42,766,000
Allocated assets	400,010,000	388,416,000		394,325,000
Allocated liabilities	153,405,000	139,834,000		122,784,000
EMEA [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales	120,798,000	134,241,000		147,686,000
EMEA [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales	5,000	98,545,000		0
EMEA [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales	113,859,000	22,000		93,173,000
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales	582,038,000	660,114,000		708,744,000
Other Operating Income (expense)	(529,440,000)	(629,380,000)		(652,531,000)
EBITDA	52,598,000	30,734,000		56,213,000
Amortization and depreciation	(44,856,000)	(48,951,000)		(34,683,000)
OPERATING PROFIT	7,742,000	(18,217,000)		21,530,000
Net finance expense	(9,604,000)	(5,612,000)		(5,536,000)
Income tax	(8,076,000)	(2,048,000)		(2,054,000)
Restructuring costs	0	0		0
Site relocation expenses	14,034,000	8,822,000
Asset impairments and Other		0
Adjusted Profit Before Interest Tax Depreciation Amortisation	66,632,000	39,556,000		73,500,000
Capital expenditure	8,931,000	22,370,000		41,466,000
Fixed assets	150,100,000	186,111,000		195,369,000
Allocated assets	545,587,000	557,822,000		557,695,000
Allocated liabilities	309,118,000	294,227,000		254,150,000
Americas [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales	195,804,000	245,909,000		293,945,000
Americas [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales	13,772,000	387,272,000		25,910,000
Americas [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales	372,462,000	26,933,000		388,889,000
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Sales	609,395,000	827,308,000		877,661,000
Other Operating Income (expense)	(531,181,000)	(730,427,000)		(794,148,000)
EBITDA	78,214,000	96,881,000		83,511,000
Amortization and depreciation	(63,220,000)	(75,769,000)		(50,376,000)
OPERATING PROFIT	14,994,000	21,112,000		33,135,000
Net finance expense	(42,487,000)	(46,504,000)		(30,309,000)
Income tax	5,809,000	7,392,000		(1,422,000)
Restructuring costs	0	0		0
Site relocation expenses	3,723,000	14,856,000
Asset impairments and Other		0
Adjusted Profit Before Interest Tax Depreciation Amortisation	81,937,000	111,737,000		99,399,000
Capital expenditure	23,699,000	40,570,000		42,226,000
Fixed assets	240,032,000	342,954,000		251,520,000
Allocated assets	539,222,000	711,563,000		595,807,000
Allocated liabilities	451,376,000	577,009,000		437,200,000
BRAZIL [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales	133,962,000	226,989,000		266,596,000
BRAZIL [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales	8,732,000	598,297,000		1,756,000
BRAZIL [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales	466,701,000	2,022,000		609,307,000
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Sales	(13,833,000)	(12,945,000)	[1]	(9,084,000)	[1]
Other Operating Income (expense)	28,919,000			41,840,000
EBITDA	15,086,000			32,758,000
Amortization and depreciation	293,000			453,000
OPERATING PROFIT	14,793,000			32,305,000
Net finance expense	(29,077,000)			(18,140,000)
Income tax	(6,155,000)			(9,045,000)
Restructuring costs	0			0
Adjusted Profit Before Interest Tax Depreciation Amortisation	(8,651,000)			(7,649,000)
Capital expenditure	(10,000)			(1,000)
Fixed assets	496,000	476,000
Allocated assets	(308,696,000)	(334,474,000)
Allocated liabilities	(142,548,000)	(59,126,000)
Other and eliminations | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Sales	0			0
Other and eliminations | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Sales	(13,833,000)			(9,082,000)
Other and eliminations | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Sales	0			0
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Sales	0	112,000		0
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Sales	(5,831,000)	(8,475,000)		(24,536,000)
Other and eliminations | BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Sales	$ 8,732,000	$ 2,022,000		$ 1,758,000

[1]	(*) Includes holding company level revenues and consolidation adjustments.